Expense Example - Class K - BlackRock Commodity Strategies Fund - Class K Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,141